Risk Management Section - Net banking currency exposures banking books (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 18,727	€ 16,722
Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	22,969	21,806
Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(4,242)	(5,084)
US Dollar [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	8,020	5,793
US Dollar [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	8,031	5,794
US Dollar [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(11)	(1)
Pound Sterling [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(22)	614
Pound Sterling [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(22)	614
Polish Zloty [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,244	2,036
Polish Zloty [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,522	2,563
Polish Zloty [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(278)	(526)
Australian Dollar [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,532	1,171
Australian Dollar [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	3,565	3,569
Australian Dollar [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,033)	(2,398)
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	1,337	1,219
Turkish Lira | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,337	1,219
Chinese Yuan [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,255	2,208
Chinese Yuan [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,255	2,208
Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books		917
Indian Rupee | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books		917
Russian Rouble [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	455	359
Russian Rouble [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	540	460
Russian Rouble [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(85)	(101)
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	2,907	2,405
Other currency | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	4,742	4,462
Other currency | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (1,834)	€ (2,057)